Major maintenance provision (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Major maintenance provision
Discount rate	10.04%	10.04%
Major maintenance of assets under concession		$ 1,990,718	$ 1,741,733	$ 1,317,985
Additions		550,085	646,948	626,790
Disbursements	$ (24,914)	(421,522)	(397,963)	(203,042)
Short-term		629,683	949,197	692,788
Long-term	88,043	1,489,598	1,041,521	1,048,945
Present value of major maintenance provision	$ 11,921	$ 201,688	$ 174,871	$ 114,137
Minimum
Major maintenance provision
Discount rate	8.95%	8.95%
Maximum
Major maintenance provision
Discount rate	10.99%	10.99%